UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2026

Date of reporting period: December 31, 2025

Item 1. Report to Stockholders.

(a)

RACWI US ETF Ticker: RAUS Listed on: The Nasdaq Stock Market, LLC	December 31, 2025 Semi-Annual Shareholder Report https://rafietfs.com/raus-etf/

This semi-annual shareholder report contains important information about the RACWI US ETF (the “Fund”) for the period of September 11, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://rafietfs.com/raus-etf/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$0	0.0%

KEY FUND STATISTICS (as of Period End)
Net Assets	$26,927,998	Advisory Fees	$8,160
# of Portfolio Holdings	507	Fees Waived and/or Expenses Reimbursed	$(8,160)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$—
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	33.7%
Financials	13.8%
Communication Services	10.9%
Consumer Discretionary	10.2%
Health Care	9.5%
Industrials	7.7%
Consumer Staples	4.9%
Energy	3.1%
Utilities	2.3%
Materials	2.0%
Real Estate	1.7%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	7.8%
Apple, Inc.	7.1%
Microsoft Corp.	6.4%
Alphabet, Inc. - Class A	5.9%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.6%
Tesla, Inc.	2.3%
Eli Lilly & Co.	1.6%
Berkshire Hathaway, Inc. - Class B	1.6%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://rafietfs.com/raus-etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Semi-Annual Shareholder Report: December 31, 2025

Research Affiliates Deletions ETF Ticker: NIXT Listed on: The Nasdaq Stock Market LLC	December 31, 2025 Semi-Annual Shareholder Report https://rafitefs.com/nixt-etf/

This semi-annual shareholder report contains important information about the Research Affiliates Deletions ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at https://rafitefs.com/nixt-etf/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$6	0.12%

KEY FUND STATISTICS (as of Period End)
Net Assets	$34,096,271	Advisory Fees	$67,688
# of Portfolio Holdings	154	Fees Waived and/or Expenses Reimbursed	$(46,437)
Portfolio Turnover Rate*	5%	Net Advisory Fees Paid	$21,251
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Health Care	19.3%
Consumer Discretionary	18.8%
Information Technology	17.7%
Industrials	8.1%
Communication Services	8.0%
Financials	6.8%
Materials	6.0%
Energy	4.7%
Real Estate	4.5%
Consumer Staples	3.1%
Utilities	2.5%
Cash and Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Lumentum Holdings, Inc.	3.5%
Arrowhead Pharmaceuticals, Inc.	2.7%
Kohl's Corp.	1.7%
Semtech Corp.	1.3%
Plug Power, Inc.	1.3%
Lumen Technologies, Inc.	1.2%
MP Materials Corp.	1.1%
Macy's, Inc.	1.1%
Weatherford International PLC	1.1%
Polaris, Inc.	1.1%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://rafitefs.com/nixt-etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Semi-Annual Shareholder Report: December 31, 2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)

RACWI US ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Communication Services - 10.9%
Advertising - 0.0%(a)
Omnicom Group, Inc.	154	$12,435

Alternative Carriers - 0.0%(a)
Liberty Global Ltd. - Class C (b)	153	1,689
Lumen Technologies, Inc. (b)	459	3,567
		5,256
Broadcasting - 0.0%(a)
Fox Corp. - Class A	153	11,180
Paramount Skydance Corp.	255	3,417
		14,597
Cable & Satellite - 0.3%
Charter Communications, Inc. - Class A (b)	51	10,646
Comcast Corp. - Class A	1,785	53,354
EchoStar Corp. - Class A (b)	51	5,544
Optimum Communications, Inc. - Class A (b)	102	168
Sirius XM Holdings, Inc.	102	2,039
		71,751
Integrated Telecommunication Services - 0.6%
AT&T, Inc.	3,417	84,879
Verizon Communications, Inc.	1,836	74,780
		159,659
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	119	24,315

Interactive Media & Services - 8.5%
Alphabet, Inc. - Class A	5,079	1,589,727
Meta Platforms, Inc. - Class A	1,050	693,094
		2,282,821
Movies & Entertainment - 1.2%
Netflix, Inc. (b)	2,040	191,270
Walt Disney Co.	867	98,639
Warner Bros Discovery, Inc. (b)	1,071	30,866
		320,775
Publishing - 0.0%(a)
News Corp. - Class A	255	6,661

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	228	46,293
Total Communication Services		2,944,563

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Consumer Discretionary - 10.2%
Apparel Retail - 0.4%
Gap, Inc.	102	$2,611
Ross Stores, Inc.	153	27,561
TJX Cos., Inc.	562	86,329
		116,501
Apparel, Accessories & Luxury Goods - 0.1%
PVH Corp.	51	3,418
Ralph Lauren Corp.	13	4,597
Tapestry, Inc.	102	13,033
VF Corp.	204	3,688
		24,736
Automobile Manufacturers - 2.5%
Ford Motor Co.	1,836	24,088
General Motors Co.	459	37,326
Rivian Automotive, Inc. - Class A (b)	357	7,037
Tesla, Inc. (b)	1,351	607,572
Thor Industries, Inc.	17	1,745
		677,768
Automotive Parts & Equipment - 0.0%(a)
BorgWarner, Inc.	102	4,596
Lear Corp.	19	2,177
		6,773
Automotive Retail - 0.2%
Advance Auto Parts, Inc.	51	2,004
AutoNation, Inc. (b)	12	2,478
CarMax, Inc. (b)	51	1,970
Lithia Motors, Inc.	9	2,991
O'Reilly Automotive, Inc. (b)	408	37,214
Penske Automotive Group, Inc.	7	1,108
		47,765
Broadline Retail - 4.0%
Amazon.com, Inc. (b)	4,579	1,056,925
eBay, Inc.	204	17,769
Kohl's Corp.	51	1,041
Macy's, Inc.	102	2,249
QVC Group, Inc. (b)	3	31
		1,078,015
Casinos & Gaming - 0.1%
Flutter Entertainment PLC (b)	72	15,483
Las Vegas Sands Corp.	153	9,959
MGM Resorts International (b)	102	3,722
		29,164

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Computer & Electronics Retail - 0.0%(a)
Best Buy Co., Inc.	102	$6,827

Distributors - 0.0%(a)
Genuine Parts Co.	51	6,271
LKQ Corp.	102	3,080
		9,351
Footwear - 0.1%
NIKE, Inc. - Class B	561	35,741

Home Furnishings - 0.0%(a)
Mohawk Industries, Inc. (b)	19	2,077

Home Improvement Retail - 0.9%
Home Depot, Inc.	471	162,071
Lowe's Cos., Inc.	271	65,354
		227,425
Homebuilding - 0.2%
DR Horton, Inc.	126	18,148
Lennar Corp. - Class A	102	10,486
NVR, Inc. (b)	1	7,293
PulteGroup, Inc.	102	11,960
Toll Brothers, Inc.	51	6,896
		54,783
Hotels, Resorts & Cruise Lines - 0.8%
Airbnb, Inc. - Class A (b)	204	27,687
Booking Holdings, Inc.	15	80,330
Carnival Corp. (b)	459	14,018
Expedia Group, Inc.	51	14,449
Hilton Worldwide Holdings, Inc.	114	32,746
Marriott International, Inc. - Class A	102	31,644
		200,874
Household Appliances - 0.0%(a)
Whirlpool Corp.	51	3,679

Housewares & Specialties - 0.0%(a)
Newell Brands, Inc.	204	759

Other Specialty Retail - 0.1%
Dick's Sporting Goods, Inc.	19	3,761
Tractor Supply Co.	255	12,753
		16,514

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Restaurants - 0.8%
Chipotle Mexican Grill, Inc. (b)	663	$24,531
Darden Restaurants, Inc.	51	9,385
McDonald's Corp.	358	109,416
Starbucks Corp.	510	42,947
Yum! Brands, Inc.	125	18,910
		205,189
Tires & Rubber - 0.0%(a)
Goodyear Tire & Rubber Co. (b)	102	894
Total Consumer Discretionary		2,744,835

Consumer Staples - 4.9%
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	204	11,728
Bunge Global SA	51	4,543
		16,271
Brewers - 0.0%(a)
Molson Coors Beverage Co. - Class B	102	4,761

Consumer Staples Merchandise Retail - 1.7%
Costco Wholesale Corp.	213	183,678
Dollar General Corp.	102	13,543
Dollar Tree, Inc. (b)	102	12,547
Target Corp.	204	19,941
Walmart, Inc.	2,091	232,958
		462,667
Distillers & Vintners - 0.1%
Constellation Brands, Inc. - Class A	79	10,899

Food Distributors - 0.1%
Performance Food Group Co. (b)	51	4,586
Sysco Corp.	255	18,791
US Foods Holding Corp. (b)	102	7,683
		31,060
Food Retail - 0.1%
Albertsons Cos., Inc. - Class A	153	2,627
Kroger Co.	306	19,119
		21,746
Household Products - 0.8%
Church & Dwight Co., Inc.	102	8,553
Colgate-Palmolive Co.	408	32,240
Kimberly-Clark Corp.	153	15,436
Procter & Gamble Co.	1,122	160,794
		217,023

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Packaged Foods & Meats - 0.4%
Campbell's Co.	102	$2,843
Conagra Brands, Inc.	204	3,531
General Mills, Inc.	255	11,858
Hershey Co.	79	14,376
Hormel Foods Corp.	153	3,626
J M Smucker Co.	51	4,988
Kraft Heinz Co.	408	9,894
McCormick & Co., Inc.	102	6,947
Mondelez International, Inc. - Class A	612	32,944
Tyson Foods, Inc. - Class A	153	8,969
		99,976
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	102	10,681
Kenvue, Inc.	918	15,836
		26,517
Soft Drinks & Non-alcoholic Beverages - 0.9%
Coca-Cola Co.	1,683	117,658
Keurig Dr Pepper, Inc.	561	15,714
Monster Beverage Corp. (b)	306	23,461
PepsiCo, Inc.	663	95,154
		251,987
Tobacco - 0.6%
Altria Group, Inc.	816	47,050
Philip Morris International, Inc.	739	118,536
		165,586
Total Consumer Staples		1,308,493

Energy - 3.1%
Integrated Oil & Gas - 1.5%
Chevron Corp.	943	143,722
Exxon Mobil Corp.	2,091	251,631
Occidental Petroleum Corp.	306	12,583
		407,936
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	459	20,903
Halliburton Co.	357	10,089
SLB Ltd.	663	25,446
		56,438
Oil & Gas Exploration & Production - 0.6%
Antero Resources Corp. (b)	153	5,272
APA Corp.	153	3,742
ConocoPhillips	612	57,289
Coterra Energy, Inc.	357	9,396

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Devon Energy Corp.	306	$11,209
Diamondback Energy, Inc.	102	15,334
EOG Resources, Inc.	255	26,778
EQT Corp.	306	16,402
Expand Energy Corp.	102	11,257
Ovintiv, Inc.	102	3,997
		160,676
Oil & Gas Refining & Marketing - 0.3%
HF Sinclair Corp.	51	2,350
Marathon Petroleum Corp.	153	24,883
PBF Energy, Inc. - Class A	51	1,383
Phillips 66	204	26,324
Valero Energy Corp.	153	24,907
World Kinect Corp.	51	1,195
		81,042
Oil & Gas Storage & Transportation - 0.5%
Cheniere Energy, Inc.	102	19,828
Kinder Morgan, Inc.	918	25,236
ONEOK, Inc.	306	22,491
Targa Resources Corp.	102	18,819
Williams Cos., Inc.	561	33,721
		120,095
Total Energy		826,187

Financials - 13.7%
Asset Management & Custody Banks - 1.1%
Ameriprise Financial, Inc.	51	25,008
Bank of New York Mellon Corp.	357	41,444
Blackrock, Inc.	67	71,713
Blackstone, Inc.	328	50,558
Carlyle Group, Inc.	102	6,029
Franklin Resources, Inc.	153	3,655
Invesco Ltd.	204	5,359
KKR & Co., Inc.	306	39,009
Northern Trust Corp.	102	13,932
State Street Corp.	134	17,287
T Rowe Price Group, Inc.	102	10,443
		284,437
Commercial & Residential Mortgage Finance - 0.0%(a)
Rocket Cos., Inc. - Class A	51	987

Consumer Finance - 0.7%
Ally Financial, Inc.	153	6,929
American Express Co.	245	90,638

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Capital One Financial Corp.	306	$74,162
OneMain Holdings, Inc.	51	3,445
Synchrony Financial	204	17,020
		192,194
Diversified Banks - 3.6%
Bank of America Corp.	3,315	182,325
Citigroup, Inc.	867	101,170
Comerica, Inc.	51	4,434
Fifth Third Bancorp	306	14,324
First Citizens BancShares, Inc. - Class A	6	12,877
JPMorgan Chase & Co.	1,326	427,264
KeyCorp	510	10,526
PNC Financial Services Group, Inc.	179	37,363
US Bancorp	714	38,099
Wells Fargo & Co.	1,581	147,349
		975,731
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	204	29,531
Corebridge Financial, Inc.	102	3,077
		32,608
Financial Exchanges & Data - 0.9%
CME Group, Inc.	168	45,877
Intercontinental Exchange, Inc.	286	46,321
Moody's Corp.	72	36,781
Nasdaq, Inc.	204	19,815
S&P Global, Inc.	154	80,479
		229,273
Insurance Brokers - 0.5%
Aon PLC - Class A	102	35,994
Arthur J Gallagher & Co.	117	30,278
Marsh & McLennan Cos., Inc.	223	41,371
Willis Towers Watson PLC	51	16,759
		124,402
Investment Banking & Brokerage - 1.2%
Charles Schwab Corp.	765	76,431
Goldman Sachs Group, Inc.	153	134,487
Jefferies Financial Group, Inc.	51	3,160
Morgan Stanley	586	104,033
Raymond James Financial, Inc.	102	16,380
		334,491
Life & Health Insurance - 0.3%
Aflac, Inc.	255	28,119
F&G Annuities & Life, Inc.	6	178
Lincoln National Corp.	102	4,542

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
MetLife, Inc.	255	$20,130
Principal Financial Group, Inc.	102	8,997
Prudential Financial, Inc.	153	17,270
Unum Group	102	7,905
		87,141
Multi-Sector Holdings - 1.6%
Berkshire Hathaway, Inc. - Class B (b)	867	435,798

Property & Casualty Insurance - 1.1%
Allstate Corp.	121	25,186
American Financial Group, Inc.	51	6,971
American International Group, Inc.	306	26,178
Chubb Ltd.	187	58,367
Cincinnati Financial Corp.	72	11,759
CNA Financial Corp.	8	382
Fidelity National Financial, Inc.	102	5,568
First American Financial Corp.	51	3,134
Hartford Insurance Group, Inc.	153	21,083
Loews Corp.	102	10,742
Markel Group, Inc. (b)	5	10,748
Old Republic International Corp.	102	4,655
Progressive Corp.	271	61,712
Travelers Cos., Inc.	102	29,586
W R Berkley Corp.	153	10,728
		286,799
Regional Banks - 0.3%
Citizens Financial Group, Inc.	204	11,916
Huntington Bancshares, Inc.	663	11,503
M&T Bank Corp.	71	14,305
Regions Financial Corp.	408	11,057
Truist Financial Corp.	612	30,116
Zions Bancorp NA	51	2,986
		81,883
Reinsurance - 0.0%(a)
Reinsurance Group of America, Inc.	20	4,069

Transaction & Payment Processing Services - 2.3%
Block, Inc. (b)	255	16,598
Corpay, Inc. (b)	37	11,135
Fidelity National Information Services, Inc.	255	16,947
Fiserv, Inc. (b)	255	17,128
Global Payments, Inc.	102	7,895
Mastercard, Inc. - Class A	389	222,072
PayPal Holdings, Inc.	459	26,797

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Visa, Inc. - Class A	828	$290,388
		608,960
Total Financials		3,678,773

Health Care - 9.5%
Biotechnology - 1.7%
AbbVie, Inc.	834	190,561
Amgen, Inc.	255	83,464
Biogen, Inc. (b)	69	12,143
Gilead Sciences, Inc.	612	75,117
Incyte Corp. (b)	51	5,037
Moderna, Inc. (b)	153	4,512
Regeneron Pharmaceuticals, Inc.	51	39,365
Vertex Pharmaceuticals, Inc. (b)	116	52,590
		462,789
Health Care Distributors - 0.4%
Cardinal Health, Inc.	127	26,098
Cencora, Inc.	79	26,682
Henry Schein, Inc. (b)	51	3,855
McKesson Corp.	57	46,757
		103,392
Health Care Equipment - 1.6%
Abbott Laboratories	816	102,237
Baxter International, Inc.	255	4,873
Becton Dickinson & Co.	125	24,259
Boston Scientific Corp. (b)	714	68,080
Edwards Lifesciences Corp. (b)	255	21,739
GE HealthCare Technologies, Inc.	204	16,732
Hologic, Inc. (b)	102	7,598
Intuitive Surgical, Inc. (b)	173	97,980
STERIS PLC	51	12,929
Stryker Corp.	163	57,289
Zimmer Biomet Holdings, Inc.	102	9,172
		422,888
Health Care Facilities - 0.2%
HCA Healthcare, Inc.	86	40,150
Universal Health Services, Inc. - Class B	20	4,360
		44,510
Health Care Services - 0.4%
Cigna Group	139	38,257
CVS Health Corp.	612	48,568
DaVita, Inc. (b)	14	1,591
Labcorp Holdings, Inc.	53	13,297

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Quest Diagnostics, Inc.	51	$8,850
		110,563
Health Care Supplies - 0.0%(a)
Align Technology, Inc. (b)	51	7,964
Solventum Corp. (b)	51	4,041
		12,005
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	153	20,819
Danaher Corp.	323	73,941
Illumina, Inc. (b)	79	10,361
IQVIA Holdings, Inc. (b)	73	16,455
Thermo Fisher Scientific, Inc.	177	102,563
Waters Corp. (b)	19	7,217
		231,356
Managed Health Care - 0.8%
Centene Corp. (b)	255	10,493
Elevance Health, Inc.	111	38,911
Humana, Inc.	51	13,063
Molina Healthcare, Inc. (b)	22	3,818
UnitedHealth Group, Inc.	443	146,239
		212,524
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	969	52,268
Eli Lilly & Co.	408	438,469
Johnson & Johnson	1,144	236,751
Merck & Co., Inc.	1,224	128,838
Organon & Co.	102	731
Pfizer, Inc.	2,703	67,305
Viatris, Inc.	561	6,985
Zoetis, Inc.	204	25,667
		957,014
Total Health Care		2,557,041

Industrials - 7.7%
Aerospace & Defense - 2.2%
Boeing Co. (b)	357	77,512
General Dynamics Corp.	113	38,042
General Electric Co.	485	149,394
Howmet Aerospace, Inc.	204	41,824
Huntington Ingalls Industries, Inc.	14	4,761
L3Harris Technologies, Inc.	96	28,183
Lockheed Martin Corp.	110	53,204
Northrop Grumman Corp.	70	39,915
RTX Corp.	639	117,193

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Textron, Inc.	102	$8,891
TransDigm Group, Inc.	26	34,576
		593,495
Agricultural & Farm Machinery - 0.2%
AGCO Corp.	51	5,320
CNH Industrial NV	408	3,762
Deere & Co.	114	53,075
		62,157
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	51	8,199
Expeditors International of Washington, Inc.	51	7,599
FedEx Corp.	102	29,464
United Parcel Service, Inc. - Class B	357	35,411
		80,673
Building Products - 0.3%
Builders FirstSource, Inc. (b)	51	5,247
Carlisle Cos., Inc.	14	4,478
Carrier Global Corp.	408	21,559
Johnson Controls International PLC	306	36,644
Masco Corp.	102	6,473
Owens Corning	51	5,707
		80,108
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	51	9,911
Knight-Swift Transportation Holdings, Inc.	51	2,666
Old Dominion Freight Line, Inc.	102	15,994
Ryder System, Inc.	14	2,680
		31,251
Construction & Engineering - 0.1%
AECOM	51	4,862
Quanta Services, Inc.	65	27,434
		32,296
Construction Machinery & Heavy Transportation Equipment - 0.8%
Caterpillar, Inc.	227	130,042
Cummins, Inc.	61	31,137
PACCAR, Inc.	255	27,925
Westinghouse Air Brake Technologies Corp.	73	15,582
		204,686
Data Processing & Outsourced Services - 0.0%(a)
SS&C Technologies Holdings, Inc.	102	8,917

Diversified Support Services - 0.1%
Cintas Corp.	175	32,912

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Electrical Components & Equipment - 0.5%
AMETEK, Inc.	102	$20,942
Eaton Corp. PLC	187	59,561
Emerson Electric Co.	255	33,844
Rockwell Automation, Inc.	51	19,842
		134,189
Environmental & Facilities Services - 0.2%
Republic Services, Inc.	102	21,617
Waste Management, Inc.	179	39,328
		60,945
Heavy Electrical Equipment - 0.3%
GE Vernova, Inc.	133	86,925

Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	207	53,247
ManpowerGroup, Inc.	18	535
Paychex, Inc.	153	17,163
Robert Half, Inc.	51	1,385
		72,330
Industrial Conglomerates - 0.4%
3M Co.	255	40,825
Honeywell International, Inc.	306	59,698
		100,523
Industrial Machinery & Supplies & Components - 0.6%
Dover Corp.	51	9,957
Fortive Corp.	153	8,447
Illinois Tool Works, Inc.	153	37,684
Ingersoll Rand, Inc.	204	16,161
Otis Worldwide Corp.	204	17,820
Parker-Hannifin Corp.	63	55,375
Snap-on, Inc.	17	5,858
Stanley Black & Decker, Inc.	51	3,788
Xylem, Inc.	102	13,890
		168,980
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	102	7,078
Southwest Airlines Co.	51	2,108
United Airlines Holdings, Inc. (b)	51	5,703
		14,889
Passenger Ground Transportation - 0.3%
Avis Budget Group, Inc. (b)	6	770
Hertz Global Holdings, Inc. (b)	51	262
Uber Technologies, Inc. (b)	969	79,177
		80,209

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Rail Transportation - 0.5%
CSX Corp.	918	$33,278
Norfolk Southern Corp.	102	29,449
Union Pacific Corp.	273	63,150
		125,877
Research & Consulting Services - 0.1%
Amentum Holdings, Inc. (b)	3	87
Jacobs Solutions, Inc.	51	6,756
Leidos Holdings, Inc.	51	9,200
		16,043
Trading Companies & Distributors - 0.3%
Fastenal Co.	561	22,513
Ferguson Enterprises, Inc.	102	22,708
United Rentals, Inc.	27	21,852
WESCO International, Inc.	19	4,648
WW Grainger, Inc.	20	20,181
		91,902
Total Industrials		2,079,307

Information Technology - 33.7% (c)
Application Software - 1.6%
Adobe, Inc. (b)	204	71,398
Autodesk, Inc. (b)	102	30,193
Cadence Design Systems, Inc. (b)	120	37,510
Intuit, Inc.	131	86,777
Roper Technologies, Inc.	51	22,702
Salesforce, Inc.	461	122,123
Synopsys, Inc. (b)	73	34,289
Workday, Inc. - Class A (b)	102	21,907
Zoom Communications, Inc. - Class A (b)	102	8,802
		435,701
Communications Equipment - 0.8%
Arista Networks, Inc. (b)	459	60,143
Cisco Systems, Inc.	1,734	133,570
Motorola Solutions, Inc.	84	32,199
		225,912
Electronic Components - 0.4%
Amphenol Corp. - Class A	561	75,813
Corning, Inc.	357	31,259
		107,072
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (b)	74	15,036
Ralliant Corp.	51	2,597

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Teledyne Technologies, Inc. (b)	21	$10,725
		28,358
Electronic Manufacturing Services - 0.2%
Flex Ltd. (b)	204	12,326
Jabil, Inc.	51	11,629
TE Connectivity PLC	153	34,809
		58,764
Internet Services & Infrastructure - 0.0%(a)
Akamai Technologies, Inc. (b)	51	4,450
Twilio, Inc. - Class A (b)	51	7,254
		11,704
IT Consulting & Other Services - 0.9%
Accenture PLC - Class A	306	82,100
Amdocs Ltd.	51	4,106
Cognizant Technology Solutions Corp. - Class A	255	21,165
DXC Technology Co. (b)	102	1,495
International Business Machines Corp.	444	131,517
Kyndryl Holdings, Inc. (b)	102	2,709
		243,092
Semiconductor Materials & Equipment - 1.1%
Applied Materials, Inc.	379	97,399
KLA Corp.	62	75,335
Lam Research Corp.	612	104,762
Qnity Electronics, Inc.	63	5,144
Teradyne, Inc.	77	14,904
		297,544
Semiconductors - 13.3%
Advanced Micro Devices, Inc. (b)	765	163,832
Analog Devices, Inc.	256	69,427
Broadcom, Inc.	2,205	763,150
GLOBALFOUNDRIES, Inc. (b)	51	1,781
Intel Corp. (b)	1,887	69,630
Marvell Technology, Inc.	408	34,672
Microchip Technology, Inc.	255	16,249
Micron Technology, Inc.	534	152,409
NVIDIA Corp.	11,316	2,110,434
ON Semiconductor Corp. (b)	204	11,047
Qorvo, Inc. (b)	51	4,310
QUALCOMM, Inc.	533	91,170
Skyworks Solutions, Inc.	102	6,468
Texas Instruments, Inc.	430	74,601
		3,569,180
Systems Software - 7.6%
Fortinet, Inc. (b)	306	24,300

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Gen Digital, Inc.	255	$6,933
Microsoft Corp.	3,572	1,727,491
Oracle Corp.	779	151,835
Palo Alto Networks, Inc. (b)	306	56,365
ServiceNow, Inc. (b)	510	78,127
		2,045,051
Technology Distributors - 0.1%
Arrow Electronics, Inc. (b)	18	1,983
Avnet, Inc.	51	2,452
CDW Corp.	51	6,946
Ingram Micro Holding Corp.	8	171
TD SYNNEX Corp.	26	3,906
		15,458
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	7,075	1,923,409
Dell Technologies, Inc. - Class C	153	19,260
Hewlett Packard Enterprise Co.	612	14,700
HP, Inc.	459	10,227
NetApp, Inc.	102	10,923
Sandisk Corp. (b)	51	12,106
Seagate Technology Holdings PLC	102	28,090
Western Digital Corp.	153	26,357
Xerox Holdings Corp.	51	121
		2,045,193
Total Information Technology		9,083,029

Materials - 2.0%
Aluminum - 0.0%(a)
Alcoa Corp.	102	5,420

Commodity Chemicals - 0.1%
Dow, Inc.	357	8,347
LyondellBasell Industries NV - Class A	102	4,417
Olin Corp.	51	1,062
Westlake Corp.	14	1,035
		14,861
Construction Materials - 0.3%
CRH PLC	342	42,682
Martin Marietta Materials, Inc.	29	18,057
Vulcan Materials Co.	69	19,680
		80,419
Copper - 0.2%
Freeport-McMoRan, Inc.	663	33,674

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Southern Copper Corp.	51	$7,360
		41,034
Diversified Chemicals - 0.0%(a)
Huntsman Corp.	102	1,020

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	102	7,889
Corteva, Inc.	306	20,511
FMC Corp.	51	707
Mosaic Co.	153	3,686
		32,793
Gold - 0.2%
Newmont Corp.	561	56,016

Industrial Gases - 0.5%
Air Products and Chemicals, Inc.	102	25,196
Linde PLC	230	98,070
		123,266
Metal, Glass & Plastic Containers - 0.0%(a)
Ball Corp.	153	8,104

Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	663	5,529
International Paper Co.	255	10,045
Packaging Corp. of America	51	10,518
		26,092
Specialty Chemicals - 0.4%
Albemarle Corp.	51	7,214
Celanese Corp.	51	2,156
DuPont de Nemours, Inc.	153	6,151
Eastman Chemical Co.	51	3,255
Ecolab, Inc.	118	30,977
International Flavors & Fragrances, Inc.	102	6,874
PPG Industries, Inc.	102	10,451
Sherwin-Williams Co.	113	36,615
Solstice Advanced Materials, Inc. (b)	66	3,206
		106,899
Steel - 0.1%
Cleveland-Cliffs, Inc. (b)	255	3,386
Nucor Corp.	102	16,637
Reliance, Inc.	18	5,200
Steel Dynamics, Inc.	78	13,217
		38,440
Total Materials		534,364

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Real Estate - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (b)	153	$24,601
Jones Lang LaSalle, Inc. (b)	16	5,383
Total Real Estate		29,984

Utilities - 2.3%
Electric Utilities - 1.5%
Alliant Energy Corp.	102	6,631
American Electric Power Co., Inc.	255	29,404
Constellation Energy Corp.	153	54,050
Duke Energy Corp.	357	41,844
Edison International	204	12,244
Entergy Corp.	204	18,856
Evergy, Inc.	102	7,394
Eversource Energy	153	10,302
Exelon Corp.	459	20,008
FirstEnergy Corp.	255	11,416
NextEra Energy, Inc.	969	77,791
NRG Energy, Inc.	102	16,243
PG&E Corp.	1,275	20,489
Pinnacle West Capital Corp.	51	4,524
PPL Corp.	357	12,502
Southern Co.	510	44,472
Xcel Energy, Inc.	306	22,601
		410,771
Gas Utilities - 0.1%
Atmos Energy Corp.	76	12,740
UGI Corp.	102	3,818
		16,558
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	357	5,119
Vistra Corp.	153	24,684
		29,803
Multi-Utilities - 0.6%
Ameren Corp.	102	10,186
CenterPoint Energy, Inc.	306	11,732
CMS Energy Corp.	153	10,699
Consolidated Edison, Inc.	153	15,196
Dominion Energy, Inc.	408	23,905
DTE Energy Co.	102	13,156
NiSource, Inc.	204	8,519
Public Service Enterprise Group, Inc.	255	20,476
Sempra	306	27,017

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
WEC Energy Group, Inc.	153	$16,135
		157,021
Water Utilities - 0.0%(a)
American Water Works Co., Inc.	102	13,311
Total Utilities		627,464
TOTAL COMMON STOCKS (Cost $25,686,865)		26,414,040

REAL ESTATE INVESTMENT TRUSTS - 1.7%
Financials - 0.1%
Mortgage REITs - 0.1%
Annaly Capital Management, Inc.	255	5,702

Real Estate - 1.6%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	153	23,671
Equinix, Inc.	51	39,074
		62,745
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	102	4,992
Healthpeak Properties, Inc.	357	5,741
Ventas, Inc.	204	15,785
Welltower, Inc.	306	56,797
		83,315
Hotel & Resort REITs - 0.0%(a)
Host Hotels & Resorts, Inc.	306	5,425

Industrial REITs - 0.2%
Prologis, Inc.	459	58,596

Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	71	12,873
Equity Residential	153	9,645
Mid-America Apartment Communities, Inc.	51	7,085
		29,603
Office REITs - 0.0%(a)
BXP, Inc.	51	3,442

Other Specialized REITs - 0.1%
Iron Mountain, Inc.	153	12,692
VICI Properties, Inc.	510	14,341
		27,033
Retail REITs - 0.2%
Kimco Realty Corp.	306	6,202

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Realty Income Corp.	408	$22,999
Simon Property Group, Inc.	153	28,322
		57,523
Self-Storage REITs - 0.1%
Extra Space Storage, Inc.	102	13,282
Public Storage	68	17,646
		30,928
Single-Family Residential REITs - 0.0%(a)
Invitation Homes, Inc.	255	7,086

Telecom Tower REITs - 0.2%
American Tower Corp.	221	38,801
Crown Castle, Inc.	204	18,129
		56,930
Timber REITs - 0.1%
Weyerhaeuser Co.	357	8,457
Total Real Estate		431,083
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $446,852)		436,785

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.67% (d)	63,955	63,955
TOTAL MONEY MARKET FUNDS (Cost $63,955)		63,955

TOTAL INVESTMENTS - 100.0% (Cost $26,197,672)		$26,914,780
Other Assets in Excess of Liabilities - 0.0% (a)		13,218
TOTAL NET ASSETS - 100.0%		$26,927,998

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.4%
Communication Services - 8.0%
Alternative Carriers - 1.9%
Cogent Communications Holdings, Inc.	3,378	$72,830
Iridium Communications, Inc.	8,069	140,239
Lumen Technologies, Inc. (a)	54,012	419,673
		632,742
Broadcasting - 0.6%
Paramount Skydance Corp.	15,925	213,395

Cable & Satellite - 1.0%
Cable One, Inc.	730	82,380
Liberty Broadband Corp. - Class C (a)	2,035	98,901
Sirius XM Holdings, Inc.	8,854	177,036
		358,317
Integrated Telecommunication Services - 0.0%(b)
GCI Liberty, Inc. - Class C (a)	407	15,145

Interactive Media & Services - 3.7%
Bumble, Inc. - Class A (a)	44,420	158,579
IAC, Inc. (a)	5,409	211,492
Match Group, Inc.	6,371	205,720
TripAdvisor, Inc. (a)	15,259	222,171
Ziff Davis, Inc. (a)	6,377	224,151
ZoomInfo Technologies, Inc. (a)	22,005	223,791
		1,245,904
Movies & Entertainment - 0.8%
Madison Square Garden Sports Corp. (a)	998	258,133
Total Communication Services		2,723,636

Consumer Discretionary - 18.8%
Apparel Retail - 1.0%
Abercrombie & Fitch Co. - Class A (a)	2,733	344,003

Apparel, Accessories & Luxury Goods - 2.8%
Capri Holdings Ltd. (a)	12,681	309,416
Carter's, Inc.	5,741	186,181
Under Armour, Inc. - Class A (a)	33,170	164,855
VF Corp.	16,179	292,516
		952,968
Automotive Retail - 1.0%
Advance Auto Parts, Inc.	5,740	225,582
CarMax, Inc. (a)	3,002	115,997
		341,579

The accompanying notes are an integral part of these financial statements.

1

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Broadline Retail - 3.5%
Etsy, Inc. (a)	4,325	$239,778
Kohl's Corp.	28,781	587,420
Macy's, Inc.	16,934	373,395
		1,200,593
Casinos & Gaming - 0.7%
MGM Resorts International (a)	6,103	222,698

Distributors - 0.9%
LKQ Corp.	5,072	153,174
Pool Corp.	645	147,544
		300,718
Education Services - 0.5%
Grand Canyon Education, Inc. (a)	1,067	177,453

Home Furnishings - 0.6%
Leggett & Platt, Inc.	19,631	215,941

Hotels, Resorts & Cruise Lines - 0.6%
Marriott Vacations Worldwide Corp.	3,522	203,184

Household Appliances - 0.4%
Helen of Troy Ltd. (a)	6,964	147,985

Housewares & Specialties - 0.4%
Newell Brands, Inc.	40,979	152,442

Leisure Products - 3.6%
Brunswick Corp.	4,121	305,943
Hasbro, Inc.	3,114	255,348
Polaris, Inc.	5,689	359,830
YETI Holdings, Inc. (a)	6,772	299,119
		1,220,240
Motorcycle Manufacturers - 0.5%
Harley-Davidson, Inc.	8,511	174,390

Other Specialty Retail - 1.1%
Academy Sports & Outdoors, Inc.	5,045	252,048
Bath & Body Works, Inc.	6,323	126,966
		379,014
Restaurants - 0.4%
Wendy's Co.	15,393	128,224

The accompanying notes are an integral part of these financial statements.

2

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Specialized Consumer Services - 0.8%
Frontdoor, Inc. (a)	4,581	$264,278
Total Consumer Discretionary		6,425,710

Consumer Staples - 3.1%
Brewers - 0.5%
Boston Beer Co., Inc. - Class A (a)	777	151,616

Packaged Foods & Meats - 1.6%
Campbell's Co.	5,202	144,980
Conagra Brands, Inc.	7,827	135,485
Lamb Weston Holdings, Inc.	3,574	149,715
Nomad Foods Ltd.	9,192	114,992
		545,172
Personal Care Products - 1.0%
Herbalife Ltd. (a)	26,708	344,266
Total Consumer Staples		1,041,054

Energy - 4.7%
Oil & Gas Drilling - 0.6%
Patterson-UTI Energy, Inc.	34,009	207,795

Oil & Gas Equipment & Services - 1.1%
Weatherford International PLC	4,642	363,283

Oil & Gas Exploration & Production - 1.3%
Murphy Oil Corp.	9,378	293,062
SM Energy Co.	8,421	157,473
		450,535
Oil & Gas Refining & Marketing - 1.7%
CVR Energy, Inc. (a)	10,207	259,666
PBF Energy, Inc. - Class A	11,211	304,043
		563,709
Total Energy		1,585,322

Financials - 6.2%
Asset Management & Custody Banks - 0.7%
Franklin Resources, Inc.	10,087	240,978

Consumer Finance - 1.6%
Ally Financial, Inc.	5,786	262,048
Bread Financial Holdings, Inc.	4,001	296,194
		558,242

The accompanying notes are an integral part of these financial statements.

3

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Diversified Financial Services - 0.5%
Equitable Holdings, Inc.	3,875	$184,644

Financial Exchanges & Data - 0.5%
MarketAxess Holdings, Inc.	840	152,250

Property & Casualty Insurance - 0.6%
CNA Financial Corp.	3,930	187,618

Regional Banks - 0.6%
Flagstar Bank NA	16,311	205,356

Transaction & Payment Processing Services - 1.7%
Jack Henry & Associates, Inc.	1,090	198,903
Marqeta, Inc. - Class A (a)	45,556	216,391
Western Union Co.	19,341	180,065
		595,359
Total Financials		2,124,447

Health Care - 19.3%
Biotechnology - 7.2%
Apellis Pharmaceuticals, Inc. (a)	9,915	249,065
Arrowhead Pharmaceuticals, Inc. (a)	13,795	915,850
Denali Therapeutics, Inc. (a)	11,325	186,976
Immunovant, Inc. (a)	11,966	304,175
Intellia Therapeutics, Inc. (a)	21,186	190,462
Moderna, Inc. (a)	6,545	193,012
Viking Therapeutics, Inc. (a)	6,532	229,796
Vir Biotechnology, Inc. (a)	30,866	186,122
		2,455,458
Health Care Equipment - 3.4%
Enovis Corp. (a)	5,549	147,825
Envista Holdings Corp. (a)	12,034	261,258
Integra LifeSciences Holdings Corp. (a)	11,701	145,326
Masimo Corp. (a)	1,164	151,390
Omnicell, Inc. (a)	6,052	274,156
Teleflex, Inc.	1,394	170,124
		1,150,079
Health Care Facilities - 1.4%
Acadia Healthcare Co., Inc. (a)	8,058	114,343
Surgery Partners, Inc. (a)	8,775	135,574
Universal Health Services, Inc. - Class B	1,080	235,462
		485,379

The accompanying notes are an integral part of these financial statements.

4

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Health Care Services - 0.1%
agilon health, Inc. (a)	43,133	$29,706

Health Care Supplies - 1.2%
Dentsply Sirona, Inc.	13,386	153,002
Haemonetics Corp. (a)	3,021	242,133
		395,135
Life Sciences Tools & Services - 5.2%
Avantor, Inc. (a)	14,625	167,603
Azenta, Inc. (a)	7,160	238,142
Bio-Rad Laboratories, Inc. - Class A (a)	778	235,726
Charles River Laboratories International, Inc. (a)	1,627	324,554
Maravai LifeSciences Holdings, Inc. - Class A (a)	95,334	309,835
Revvity, Inc.	2,016	195,048
Sotera Health Co. (a)	16,827	296,828
		1,767,736
Pharmaceuticals - 0.8%
Viatris, Inc.	22,856	284,557
Total Health Care		6,568,050

Industrials - 8.1%
Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	2,156	346,599

Cargo Ground Transportation - 0.7%
Schneider National, Inc. - Class B	8,739	231,846

Data Processing & Outsourced Services - 0.4%
Concentrix Corp.	3,758	156,258

Electrical Components & Equipment - 2.7%
Atkore, Inc.	2,962	187,346
Plug Power, Inc. (a)	218,241	429,935
Sensata Technologies Holding PLC	9,001	299,643
		916,924
Human Resource & Employment Services - 1.0%
Alight, Inc. - Class A	35,959	70,120
ManpowerGroup, Inc.	4,479	133,161
Paycom Software, Inc.	851	135,615
		338,896
Industrial Machinery & Supplies & Components - 0.7%
Stanley Black & Decker, Inc.	3,184	236,507

The accompanying notes are an integral part of these financial statements.

5

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Passenger Ground Transportation - 1.2%
Avis Budget Group, Inc. (a)	2,035	$261,131
Hertz Global Holdings, Inc. (a)	27,772	142,748
		403,879
Research & Consulting Services - 0.4%
Clarivate PLC (a)	44,235	147,745
Total Industrials		2,778,654

Information Technology - 17.7%
Application Software - 3.5%
BlackLine, Inc. (a)	4,001	221,215
Dropbox, Inc. - Class A (a)	6,620	184,036
Five9, Inc. (a)	7,594	152,260
LiveRamp Holdings, Inc. (a)	7,142	209,761
NCR Voyix Corp. (a)	22,546	229,969
RingCentral, Inc. - Class A (a)	7,396	213,596
		1,210,837
Communications Equipment - 3.5%
Lumentum Holdings, Inc. (a)	3,262	1,202,341

Electronic Manufacturing Services - 0.7%
IPG Photonics Corp. (a)	3,148	225,397

Internet Services & Infrastructure - 0.6%
Akamai Technologies, Inc. (a)	2,364	206,259

IT Consulting & Other Services - 1.8%
ASGN, Inc. (a)	3,766	181,408
DXC Technology Co. (a)	12,216	178,965
EPAM Systems, Inc. (a)	1,208	247,495
		607,868
Semiconductor Materials & Equipment - 1.3%
Axcelis Technologies, Inc. (a)	3,896	313,005
Enphase Energy, Inc. (a)	4,363	139,834
		452,839
Semiconductors - 4.0%
Qorvo, Inc. (a)	2,693	227,586
Semtech Corp. (a)	6,089	448,698
Silicon Laboratories, Inc. (a)	1,873	244,801
Skyworks Solutions, Inc.	2,997	190,040
Synaptics, Inc. (a)	3,464	256,405
		1,367,530
Systems Software - 1.4%
Gen Digital, Inc.	7,287	198,133

The accompanying notes are an integral part of these financial statements.

6

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Teradata Corp. (a)	8,888	$270,551
		468,684
Technology Distributors - 0.6%
Avnet, Inc.	3,978	191,262

Technology Hardware, Storage & Peripherals - 0.3%
Xerox Holdings Corp.	42,990	101,886
Total Information Technology		6,034,903

Materials - 6.0%
Commodity Chemicals - 1.0%
Olin Corp.	8,907	185,533
Westlake Corp.	2,077	153,573
		339,106
Diversified Chemicals - 0.9%
Chemours Co.	15,267	179,998
Huntsman Corp.	14,302	143,020
		323,018
Diversified Metals & Mining - 1.2%
MP Materials Corp. (a)	7,749	391,480

Fertilizers & Agricultural Chemicals - 1.3%
FMC Corp.	4,386	60,834
Mosaic Co.	6,292	151,574
Scotts Miracle-Gro Co.	3,743	218,404
		430,812
Specialty Chemicals - 1.6%
Ashland, Inc.	3,487	204,582
Celanese Corp.	4,318	182,565
Eastman Chemical Co.	2,477	158,107
		545,254
Total Materials		2,029,670

Utilities - 2.5%
Electric Utilities - 1.2%
Hawaiian Electric Industries, Inc. (a)	18,469	227,168
Pinnacle West Capital Corp.	1,991	176,602
		403,770
Gas Utilities - 0.5%
ONE Gas, Inc.	2,405	185,786

The accompanying notes are an integral part of these financial statements.

7

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	19,273	$276,375
Total Utilities		865,931
TOTAL COMMON STOCKS (Cost $30,997,330)		32,177,377

REAL ESTATE INVESTMENT TRUSTS - 5.1%
Financials - 0.6%
Mortgage REITs - 0.6%
Annaly Capital Management, Inc.	9,642	215,595

Real Estate - 4.5%
Hotel & Resort REITs - 0.7%
Host Hotels & Resorts, Inc.	13,276	235,383

Office REITs - 3.3%
BXP, Inc.	3,024	204,060
Douglas Emmett, Inc.	13,755	151,168
Highwoods Properties, Inc.	6,720	173,510
JBG SMITH Properties	13,428	228,410
SL Green Realty Corp.	3,601	165,178
Vornado Realty Trust	5,369	178,680
		1,101,006
Single-Family Residential REITs - 0.5%
Equity LifeStyle Properties, Inc.	2,959	179,345
Total Real Estate		1,515,734
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,995,176)		1,731,329

RIGHTS - 0.0% (b)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(c)	18,042	0
TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.67% (d)	151,655	151,655
TOTAL MONEY MARKET FUNDS (Cost $151,655)		151,655

TOTAL INVESTMENTS - 99.9% (Cost $33,144,161)		$34,060,361
Other Assets in Excess of Liabilities - 0.1%		35,910
TOTAL NET ASSETS - 100.0%		$34,096,271

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

8

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

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RAFI INDICES
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)

	RACWI US ETF	Research Affiliates Deletions ETF
ASSETS:
Investments, at value (See Note 2)	$26,914,780	$34,060,361
Dividends receivable	13,176	41,515
Dividend tax reclaims receivable	42	—
Total assets	26,927,998	34,101,876

LIABILITIES:
Payable to adviser (See Note 3)	—	5,605
Total liabilities	—	5,605
NET ASSETS	$26,927,998	$34,096,271

NET ASSETS CONSISTS OF:
Paid-in capital	$26,212,364	$33,734,125
Total distributable earnings	715,634	362,146
Total net assets	$26,927,998	$34,096,271

Net assets	$26,927,998	$34,096,271
Shares issued and outstanding(a)	1,020,000	1,290,000
Net asset value per share	$26.40	$26.43

COST:
Investments, at cost	$26,197,672	$33,144,161

(a)	Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

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RAFI INDICES

STATEMENT OF OPERATIONS
For the Period Ended December 31, 2025 (Unaudited)

	RACWI US ETF(a)	Research Affiliates Deletions ETF
INVESTMENT INCOME:
Dividend income	$68,697	$321,948
Less: Issuance fees	—	(21)
Less: Dividend withholding taxes	(185)	(185)
Total investment income	68,512	321,742

EXPENSES:
Investment advisory fee (See Note 3)	8,160	67,688
Total expenses	8,160	67,688
Expense reimbursement by adviser (See Note 3)	(8,160)	(46,437)
Net expenses	—	21,251
NET INVESTMENT INCOME (LOSS)	68,512	300,491

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,811)	88,010
In-kind redemptions	—	180,109
Net realized gain (loss)	(2,811)	268,119
Net change in unrealized appreciation (depreciation) on:
Investments	717,108	2,408,593
Net change in unrealized appreciation (depreciation)	717,108	2,408,593
Net realized and unrealized gain (loss)	714,297	2,676,712
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$782,809	$2,977,203

(a) Inception date of the Fund was September 11, 2025.

The accompanying notes are an integral part of these financial statements.

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RAFI INDICES

STATEMENT OF CHANGES IN NET ASSETS

	RACWI US ETF	Research Affiliates Deletions ETF
	Period ended December 31, 2025(a) (Unaudited)	Period ended December 31, 2025 (Unaudited)	Period ended June 30, 2025(b)
OPERATIONS:
Net investment income (loss)	$68,512	$300,491	$520,190
Net realized gain (loss)	(2,811)	268,119	(794,716)
Net change in unrealized appreciation (depreciation)	717,108	2,408,593	(1,492,394)
Net increase (decrease) in net assets from operations	782,809	2,977,203	(1,766,920)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(67,175)	(289,529)	(520,190)
From return of capital	—	—	(271,857)
Total distributions to shareholders	(67,175)	(289,529)	(792,047)

CAPITAL TRANSACTIONS:
Shares sold	26,212,364	3,629,907	42,567,363
Shares redeemed	—	(3,925,085)	(8,304,862)
ETF transaction fees (See Note 1)	—	—	241
Net increase in net assets from capital transactions	26,212,364	(295,178)	34,262,742

NET INCREASE (DECREASE) IN NET ASSETS	26,927,998	2,392,496	31,703,775

NET ASSETS:
Beginning of the period	—	31,703,775	—
End of the period	$26,927,998	$34,096,271	$31,703,775

SHARES TRANSACTIONS
Shares sold	1,020,000	140,000	1,660,000
Shares redeemed	—	(150,000)	(360,000)
Total increase (decrease) in shares outstanding	1,020,000	(10,000)	1,300,000

(a) Inception date of the Fund was September 11, 2025.
(b) Inception date of the Fund was September 9, 2024.
The accompanying notes are an integral part of these financial statements.

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RAFI INDICES

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(d)	Ratio of expenses to average net assets after expense reimbursement / recoupment(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
RACWI US ETF
12/31/2025(f)(g)	$25.25	0.10	1.12	1.22	(0.07)	—	(0.07)	—	$26.40	4.81%	$26,928	0.15%	—%	1.24%	0%
Research Affiliates Deletions ETF
12/31/2025(f)	$24.39	0.23	2.03	2.26	(0.22)	—	(0.22)	—	$26.43	9.29%	$34,096	0.39%	0.12%	1.73%	5%
6/30/2025(h)	$24.90	0.38	(0.32)	0.06	(0.37)	(0.20)	(0.57)	0.00(i)	$24.39	0.18%	$31,704	0.39%	0.09%	1.90%	48%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Inception date of the Fund was September 11, 2025.
(h)	Inception date of the Fund was September 9, 2024.
(i)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

4

RAFI INDICES

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

RACWI US ETF (“RAUS”) and Research Affiliates Deletions ETF (“NIXT”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	ETF Listing Date	Creation Unit Size	Listing Exchange	Diversification classification
RAUS	September 11, 2025	20,000	The Nasdaq Stock Market LLC	Non-diversified
NIXT	September 9, 2024	10,000	The Nasdaq Stock Market LLC	Diversified

The investment objective for each Fund is to:

Fund	Investment Objective
RAUS	seeks to track the total return performance, before fees and expenses, of the RACWI US Index.
NIXT	seeks to track the total return performance, before fees and expenses, of the Research Affiliates Deletions Index.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

The end of the reporting period for the Funds are December 31, 2025, and the period covered by these Notes to Financial Statements is from July 1, 2025 to December 31, 2025 for NIXT and September 11, 2025 to December 31, 2025 for RAUS (the “current fiscal period”).

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RAFI INDICES

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period, only NIXT held securities that require fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
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RAFI INDICES

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Funds’ investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
RAUS (c)
Investments:
Common Stocks	$26,414,040	$—	$—	$26,414,040
Real Estate Investment Trusts	436,785	—	—	436,785
Money Market Funds	63,955	—	—	63,955
Total Investments	$26,914,780	$—	$—	$26,914,780

NIXT
Investments:
Common Stocks	$32,177,377	$—	$—	$32,177,377
Real Estate Investment Trusts	1,731,329	—	—	1,731,329
Rights	—	—	0(a)(b)	0(a)(b)
Money Market Funds	151,655	—	—	151,655
Total Investments	$34,060,361	$—	$ 0(a)(b)	$34,060,361

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period for the Fund.

(b)	Represents less than $0.50.
(c)	RAUS did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

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RAFI INDICES

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for RAUS are declared and paid on an annual basis, whereas distributions to shareholders from net investment income for NIXT are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

D.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

E.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

F.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

G.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

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RAFI INDICES

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal period ended June 30, 2025, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
RAUS(a)	$—	$—
NIXT	(38,418)	38,418
(a) Inception date of the Fund was September 11, 2025.

I.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Funds as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

RAUS	0.15%
NIXT	0.39%

The Adviser has contractually agreed to reduce its management fee from 0.39% to 0.09% of NIXT’s average daily net assets (the “NIXT Fee Waiver Agreement”). The NIXT Fee Waiver Agreement does not provide for recoupment of waived management fees and it will remain in place until October 31, 2026 unless terminated sooner by the Trustees. For the current fiscal period, the Adviser waived $46,437 of its advisory fee.

The Adviser has contractually agreed to reduce its management fee from 0.15% to 0.00% of the RAUS’s average daily net assets (the “RAUS” Fee Waiver Agreement”). The RAUS Fee Waiver Agreement does not provide for recoupment of waived management fees and it will remain in place until October 31, 2026 unless terminated sooner by the Trustees. For the current fiscal period, the Adviser waived $8,160 of its advisory fee.
9

RAFI INDICES

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

Research Affiliates, LLC (“Research Affiliates, LLC” or the “Sub-Adviser”), serves as an investment sub-adviser to RAUS. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for RAUS, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
RAUS	$1,115,945	$42,530
NIXT	1,559,062	1,676,600

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
RAUS	$25,063,287	$—
NIXT	3,573,309	3,851,043

There were no purchases or sales of U.S. Government securities during the current fiscal period for any of the respective Funds.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the fiscal period ended June 30, 2025, for NIXT were as follows:

NIXT
Tax cost of Investments	$33,226,620
Gross tax unrealized appreciation	2,129,424
Gross tax unrealized depreciation	(3,686,813)
Net tax unrealized appreciation (depreciation)	$(1,557,389)
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	—
Other accumulated gain (loss)	(768,139)
Total accumulated gain (loss)	$(2,325,528)

10

RAFI INDICES

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2025 (Unaudited)

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal period ended June 30, 2025, NIXT did not defer any post-October capital losses.

At the fiscal period ended June 30, 2025, NIXT had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(768,139)	N/A

Tax information for RAUS will be available after RAUS's first fiscal year end of June 30, 2026.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period and fiscal period ended June 30, 2025, were as follows:

	Current Fiscal Period	Period Ended June 30, 2025
	Ordinary Income	Ordinary Income	Return of Capital
RAUS(a)	$67,175	N/A	N/A
NIXT(b)	289,529	520,190	271,857
(a) Inception date of the Fund was September 11, 2025.
(b) Inception date of the Fund was September 9, 2024.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements
11

RAFI INDICES

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended June 30, 2025, certain dividends paid by NIXT may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

NIXT	70.98%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended June 30, 2025 of NIXT, were as follows:

NIXT	69.65%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for NIXT were as follows:

NIXT	0.00%
12

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
RACWI US ETF (RAUS)
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on June 5-6, 2025 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the RACWI US ETF (the “Fund” or “RAUS”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), and (ii) the Investment Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of RAUS, the Adviser, and Research Affiliates, LLC (the “Sub-Adviser”), each for an initial two-year term.
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser to RAUS and the Sub-Adviser to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and each series of the Trust and arranging service providers for each series. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to RAUS, executing all Fund transactions, monitoring compliance with RAUS’ objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. Performance information was not available for RAUS as it had not yet commenced investment operations.
Comparative Fees and Expenses. In considering the advisory fee and sub-advisory fee, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board compared the Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board noted that RAUS’ proposed management fee and net expense ratio are below the average of its peer group. The Board considered the Fund’s fee arrangement, in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fees, the Board noted that they were payable solely by the Adviser. The Board also considered representations from the Adviser and Sub-Adviser that they do not manage any other accounts that follow a similar strategy as the Fund. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that RAUS is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	February 25, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	February 25, 2026